Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000199439
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	BTIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 789-1087
Additional Information Website	https://www.gia.com/belmont/
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.99%
AssetsNet	$ 16,824,220
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 58,083
InvestmentCompanyPortfolioTurnover	0.00%
C000227329
Shareholder Report [Line Items]
Fund Name	Channing Intrinsic Value Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	OWLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/channing/. You can also request this information by contacting us at (833) 565-1919.
Additional Information Phone Number	(833) 565-1919
Additional Information Website	https://funddocs.filepoint.com/channing/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.95%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Index	Russell 2000® Value Index
Jun-2021	$100,000	$100,000	$100,000
Jul-2021	$99,000	$101,691	$96,421
Jul-2022	$89,850	$94,215	$91,825
Jul-2023	$98,682	$106,133	$95,446
Jul-2024	$112,934	$128,499	$110,413
Jul-2025	$109,684	$148,653	$105,701

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	-2.88%	2.29%
Russell 3000® Index	15.68%	10.19%
Russell 2000® Value Index	-4.27%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Jun. 30, 2021
AssetsNet	$ 9,006,374
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,006,374
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Government Obligations Fund, Class X	4.2%
Gates Industrial Corp. PLC	3.2%
Lumentum Holdings, Inc.	3.1%
Littelfuse, Inc.	3.1%
Affiliated Managers Group, Inc.	3.0%
Stifel Financial Corp.	3.0%
Evercore, Inc., Class A	2.9%
Parsons Corp.	2.8%
Hexcel Corp.	2.8%
MKS, Inc.	2.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.4%
Health Care	2.0%
Utilities	3.0%
Materials	3.9%
Money Market Funds	4.2%
Real Estate	4.3%
Communication Services	5.0%
Consumer Discretionary	13.3%
Information Technology	14.2%
Financials	22.8%
Industrials	26.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.
C000248358
Shareholder Report [Line Items]
Fund Name	Regan Floating Rate MBS ETF
Trading Symbol	MBSF
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(844) 988-6273
Additional Information Website	https://www.regancapital.com/etf-mbsf/
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 161,548,476
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 372,175
InvestmentCompanyPortfolioTurnover	2.00%
C000074420
Shareholder Report [Line Items]
Fund Name	Summitry Equity Fund
Trading Symbol	GGEFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(866) 954-6682
Additional Information Website	https://summitryfunds.com/reports/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 79,288,954
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 331,920
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,288,954
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$331,920
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	6.9%
Health Care	7.1%
Industrials	8.7%
Financials	10.0%
Communications	13.9%
Consumer Discretionary	22.8%
Technology	30.6%